MATERIAL EVENTS DURING THE REPORTING PERIOD (Tables)	6 Months Ended
Jun. 30, 2023
MATERIAL EVENTS DURING THE REPORTING PERIOD
Schedule of significant inputs used for the fair value measurement

Expected dividend	—%
Expected volatility of the share price	41.18%
Risk-free interest rate	4.11%
Expected average life of options	2.01	years
Share price	CHF 11.55 ($ 12.53)